CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Monarch Gold Corporation	Exploration Properties	Share capital	Share capital Monarch Gold Corporation	Share capital Exploration Properties	Share capital Exploration Properties	Contributed surplus	Accumulated other comprehensive (loss) income	Deficit	Attributable to Yamana Gold Inc. equity holders	Attributable to Yamana Gold Inc. equity holders Monarch Gold Corporation	Attributable to Yamana Gold Inc. equity holders Exploration Properties	Non-controlling interests
Balance, beginning of year at Dec. 31, 2019	$ 4,219.9			$ 7,639.9				$ 21.0	$ (21.9)	$ (3,453.8)	$ 4,185.2			$ 34.7
Changes in equity [abstract]
Net earnings (loss)	203.6									203.6	203.6
Other comprehensive loss	15.9								15.9		15.9			0.0
Total comprehensive loss	219.5								15.9	203.6	219.5
Transactions with owners
Issued on vesting of restricted share units (Note 30)	0.0			3.4				(3.4)
Vesting restricted share units	4.2							4.2			4.2			0.0
Issued on exercise of share options	0.7			0.9				(0.2)			0.7
Increase (decrease) through issuance of flow-through shares	5.3			5.3							5.3
Non-controlling interests arising on Agua Rica Alumbrera integration (Note 6)	787.9													787.9
Cash contributions from non-controlling interests in MARA	3.4
Share cancellations and other adjustments (Note 30)	0.0													0.0
Issued on acquisition					$ 0.0		$ 0.0
Issued on exercise of warrants	0.0
Acquisition of own shares, share cancellations and other adjustments (Note 30)				(1.1)				1.1			0.0
Dividend reinvestment plan (Note 30)	0.5			0.5							0.5
Dividends (Note 30)	(69.1)									(69.1)	(69.1)
Balance, ending of year (Previously stated [member]) at Dec. 31, 2020	5,172.3			7,648.9				22.7	(6.5)	(3,318.8)	4,346.3			826.0
Balance, ending of year (Adjusted balance) at Dec. 31, 2020	5,172.3			7,648.9				22.7	(6.5)	(3,318.8)	4,346.3			826.0
Balance, ending of year at Dec. 31, 2020	5,172.3			7,648.9
Changes in equity [abstract]
Net earnings (loss)	88.8									147.5	147.5			(58.7)
Other comprehensive loss	(15.9)								(15.9)		(15.9)			0.0
Total comprehensive loss	72.9								(15.9)	147.5	131.6			(58.7)
Transactions with owners
Issued on vesting of restricted share units (Note 30)	0.0			4.5				(4.5)
Vesting restricted share units	4.9							4.9			4.9			0.0
Issued on exercise of share options	5.0			0.0						(16.4)	(16.4)			21.4
Increase (decrease) through issuance of flow-through shares				0.0
Cash contributions from non-controlling interests in MARA	18.6													18.6
Vesting of Mineros option on La Pepa (Note 6)	2.0										2.0
Issued on acquisition		$ 61.2	$ 3.1		$ 61.2	$ 3.1						$ 61.2	$ 3.1
Issued on exercise of warrants	0.1										0.1
Acquisition of own shares, share cancellations and other adjustments (Note 30)	(28.8)			(28.6)				(0.2)			(28.8)
Dividend reinvestment plan (Note 30)	0.7			0.7							0.7
Dividends (Note 30)	(108.6)									(108.6)	(108.6)
Balance, ending of year at Dec. 31, 2021	$ 5,203.2			$ 7,689.9				$ 24.9	$ (22.4)	$ (3,296.5)	$ 4,395.9			$ 807.3